Goodwill - Estimates and Assumptions Used in the Calculation of Goodwill (Details)		12 Months Ended
	Jul. 01, 2017	Dec. 31, 2021 R / kg R / oz $ / oz	Dec. 31, 2020 R / kg R / oz $ / oz	Dec. 31, 2019 R / kg R / oz $ / oz
Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	20 years	24 years
Revised gold prices (ZAR/kg)		729,270,000	733,037,000	686,225,000
Burnstone | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		15.30%	16.80%	17.10%
Mimosa | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		24.40%	28.40%	23.30%
SA PGM operations
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz		24,422	23,278	20,600
Average PGM (2E) basket price (in USD per ounce) | $ / oz		1,180	1,202	1,250
SA PGM operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		20.00%		13.60%
Inflation rate		6.00%	6.00%	5.00%
SA PGM operations | United States
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		8.30%	8.80%	7.60%
Inflation rate		2.00%	2.00%	2.00%
SA PGM operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	1 year	1 year
SA PGM operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate			18.80%
SA PGM operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		50 years	32 years	31 years
SA PGM operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate			19.70%
SA PGM operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		17 years	12 years	13 years
SA PGM operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		50 years	39 years	35 years
SA gold operations
Disclosure of reconciliation of changes in goodwill [line items]
Average gold price (in ZAR per kilogram)		773,398	733,037	686,225
SA gold operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate				12.40%
SA gold operations | South Africa | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Inflation rate		6.00%	6.00%	5.00%
SA gold operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		1 year	1 year	1 year
SA gold operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		11.50%	9.70%
SA gold operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		24 years	21 years	19 years
SA gold operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate		13.50%	13.60%
SA gold operations | Mining assets | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		24 years	21 years	18 years
SA gold operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		4 years	3 years	6 years
SA gold operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine		9 years	13 years	14 years